Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Sep. 30, 2012
Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets (liabilities) at fair value	$ (10,051)		$ (13,005)		$ 2,936
Assets (Liabilties) at Fair Value | Other current assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net amount of recorded assets			1,636		5,853
Available-for-sale investment			1,668
Assets (Liabilties) at Fair Value | Other current assets | Designated as cash flow hedges | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts of recognized assets			192		1,725
Gross amounts offset in the balance sheets			(2,550)		(4,963)
Assets (Liabilties) at Fair Value | Other current assets | Designated as cash flow hedges | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts of recognized assets			4,001	[1]	9,105	[1]
Assets (Liabilties) at Fair Value | Other current assets | Not designated as hedging instruments | 30-day euro forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts of recognized assets			4
Gross amounts offset in the balance sheets			(11)		(14)
Assets (Liabilties) at Fair Value | Investments & other assets, net
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net amount of recorded assets	61		830		1,007
Available-for-sale investment					5,566
Assets (Liabilties) at Fair Value | Investments & other assets, net | Designated as cash flow hedges | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts of recognized assets	515				522
Gross amounts offset in the balance sheets	(465)				(1,152)
Assets (Liabilties) at Fair Value | Investments & other assets, net | Designated as cash flow hedges | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts of recognized assets	196	[1]	1,889	[1]	1,760	[1]
Gross amounts offset in the balance sheets	(137)	[1]	(1,059)	[1]	(123)	[1]
Assets (Liabilties) at Fair Value | Investments & other assets, net | Not designated as hedging instruments | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts of recognized assets	22	[2]
Gross amounts offset in the balance sheets	(70)	[2]
Assets (Liabilties) at Fair Value | Accrued liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net amount of recorded liabilities	(9,161)		(17,139)		(7,104)
Assets (Liabilties) at Fair Value | Accrued liabilities | Designated as cash flow hedges | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts offset in the balance sheets	1,163		1,992		2,960
Gross amounts of recognized liabilities	(10,913)		(22,849)		(12,217)
Assets (Liabilties) at Fair Value | Accrued liabilities | Designated as cash flow hedges | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts offset in the balance sheets	1,212	[1]	3,741	[1]	2,202	[1]
Gross amounts of recognized liabilities	(611)	[1]
Assets (Liabilties) at Fair Value | Accrued liabilities | Not designated as hedging instruments | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts offset in the balance sheets	282	[2]
Gross amounts of recognized liabilities	(203)	[2]
Assets (Liabilties) at Fair Value | Accrued liabilities | Not designated as hedging instruments | 30-day euro forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts offset in the balance sheets	17		1
Gross amounts of recognized liabilities	(108)		(24)		(49)
Assets (Liabilties) at Fair Value | Other liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net amount of recorded liabilities	(951)				(2,386)
Assets (Liabilties) at Fair Value | Other liabilities | Designated as cash flow hedges | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts offset in the balance sheets	196				2,133
Gross amounts of recognized liabilities	(233)				(4,626)
Assets (Liabilties) at Fair Value | Other liabilities | Designated as cash flow hedges | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts offset in the balance sheets	145	[1]			1,203	[1]
Gross amounts of recognized liabilities	(835)	[1]			(1,096)	[1]
Assets (Liabilties) at Fair Value | Other liabilities | Not designated as hedging instruments | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts offset in the balance sheets	12	[2]
Gross amounts of recognized liabilities	(236)	[2]
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets (liabilities) at fair value			1,668		5,566
Level 1 | Other current assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale investment			1,668
Level 1 | Investments & other assets, net
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale investment					5,566
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets (liabilities) at fair value	(10,051)		(14,673)		(2,630)
Level 2 | Other current assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net amount of recorded assets			1,636		5,853
Level 2 | Other current assets | Designated as cash flow hedges | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts of recognized assets			192		1,725
Gross amounts offset in the balance sheets			(2,550)		(4,963)
Level 2 | Other current assets | Designated as cash flow hedges | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts of recognized assets			4,001	[1]	9,105	[1]
Level 2 | Other current assets | Not designated as hedging instruments | 30-day euro forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts of recognized assets			4
Gross amounts offset in the balance sheets			(11)		(14)
Level 2 | Investments & other assets, net
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net amount of recorded assets	61		830		1,007
Level 2 | Investments & other assets, net | Designated as cash flow hedges | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts of recognized assets	515				522
Gross amounts offset in the balance sheets	(465)				(1,152)
Level 2 | Investments & other assets, net | Designated as cash flow hedges | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts of recognized assets	196	[1]	1,889	[1]	1,760	[1]
Gross amounts offset in the balance sheets	(137)	[1]	(1,059)	[1]	(123)	[1]
Level 2 | Investments & other assets, net | Not designated as hedging instruments | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts of recognized assets	22	[2]
Gross amounts offset in the balance sheets	(70)	[2]
Level 2 | Accrued liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net amount of recorded liabilities	(9,161)		(17,139)		(7,104)
Level 2 | Accrued liabilities | Designated as cash flow hedges | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts offset in the balance sheets	1,163		1,992		2,960
Gross amounts of recognized liabilities	(10,913)		(22,849)		(12,217)
Level 2 | Accrued liabilities | Designated as cash flow hedges | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts offset in the balance sheets	1,212	[1]	3,741	[1]	2,202	[1]
Gross amounts of recognized liabilities	(611)	[1]
Level 2 | Accrued liabilities | Not designated as hedging instruments | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts offset in the balance sheets	282	[2]
Gross amounts of recognized liabilities	(203)	[2]
Level 2 | Accrued liabilities | Not designated as hedging instruments | 30-day euro forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts offset in the balance sheets	17		1
Gross amounts of recognized liabilities	(108)		(24)		(49)
Level 2 | Other liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net amount of recorded liabilities	(951)				(2,386)
Level 2 | Other liabilities | Designated as cash flow hedges | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts offset in the balance sheets	196				2,133
Gross amounts of recognized liabilities	(233)				(4,626)
Level 2 | Other liabilities | Designated as cash flow hedges | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts offset in the balance sheets	145	[1]			1,203	[1]
Gross amounts of recognized liabilities	(835)	[1]			(1,096)	[1]
Level 2 | Other liabilities | Not designated as hedging instruments | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross amounts offset in the balance sheets	12	[2]
Gross amounts of recognized liabilities	$ (236)	[2]

[1]	Bunker fuel forward contracts designated as cash flow hedges.
[2]	Bunker fuel forward contracts not designated as hedging instruments.